Supplement dated March 27, 2014

Supplement to

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Prospectus

Dated May 1, 2013

Effective on March 27, 2014, Jamie A. Zendel, Vice President of the Adviser, has replaced Benjamin L. Heben as the Portfolio Manager for the Equity Index Fund, the Mid-Cap Equity Index Fund and the index portion of the All America Fund.

The following replaces the text under the heading “Portfolio Manager” for the Equity Index Fund and the Mid-Cap Equity Index Fund: “Jamie A. Zendel, Vice President of the Adviser, has been the portfolio manager of the Fund since March 2014.”

The following replaces last sentence under the heading “Portfolio Manager” for the All America Fund: “The index portion of the Fund has been overseen by Jamie A. Zendel, Vice President of the Adviser, since March 2014.”

On Page 37, the disclosure under the section heading “Portfolio Managers” regarding Benjamin L. Heben is replaced with the following: “Jamie A. Zendel, Vice President of the Adviser, handles indexed investments. Ms. Zendel joined the Adviser in July 2007 and has approximately 16 years of experience in the financial industry. Ms. Zendel has been responsible for the Equity Index Fund, the Mid-Cap Equity Index Fund and the indexed portfolio of the All America Fund since March 2014.”

On Page 38, the second to last sentence of the paragraph under the sub-heading “All America Fund” regarding Benjamin L. Heben is replaced with the following: “The index portion of the Fund is overseen by Jamie A. Zendel, Vice President of the Adviser.”

On Page 38, the existing paragraph under the sub-heading “Mid-Cap Equity Index Fund and Equity Index Fund” is replaced with the following: “Jamie A. Zendel, Vice President of the Adviser, supervises the investment process for the assets of the Equity Index Fund and Mid-Cap Equity Index Fund. Please see “Portfolio Managers” above for information about individual portfolio managers.”

Supplement dated March 27, 2014

Supplement to

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Statement of Additional Information

Dated May 1, 2013

Effective on March 27, 2014, Jamie A. Zendel, Vice President of the Adviser, has replaced Benjamin L. Heben as the Portfolio Manager for the Equity Index Fund, the Mid-Cap Equity Index Fund and the index portion of the All America Fund.

On Page 27, the entry in the table under the section heading “Portfolio Manager Compensation – Adviser” for “Benjamin L. Heben, Second Vice President” is replaced with “Jamie A. Zendel, Vice President”.

On Page 28, the entry in the table under the section heading “Other Information – Adviser” for “Benjamin L. Heben, Second Vice President” is replaced with “Jamie A. Zendel, Vice President” and the information in the “Dollar Range of Securities owned in Fund” for Jamie A. Zendel is updated with the following:

“IC Equity Index Fund [$10,001 – 50,000] IC Mid-Cap Equity Index Fund [$1 – 10,000] IC Small Cap Growth Fund [$1 – 10,000].”

On Page 29, the entry in the table under the section heading “Other Information – Adviser” for “Benjamin L. Heben – Second Vice President” is replaced with the following entry for “Jamie A. Zendel – Vice President”:

“Length of Service: At Adviser since July 2007, 16 years investment experience

Role: Oversees the MOAIF and IC index portfolios and International Fund for IC

Education: Undergraduate, University of Wisconsin – Madison.”